INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries and social security	$ 3,875,834	$ 3,146,583	$ 1,871,710
Staff incentives and vacations	1,481,384	1,265,130	3,175,335
Employee benefits and social security	$ 5,357,218	$ 4,411,713	$ 5,047,045